Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	LITMAN GREGORY FUNDS TRUST
Central Index Key	0001020425
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Litman Gregory Masters Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	MSEFX
Litman Gregory Masters Equity Fund | Investor Class
Risk/Return:
Trading Symbol	MSENX
Litman Gregory Masters International Fund | Institutional Class
Risk/Return:
Trading Symbol	MSILX
Litman Gregory Masters International Fund | Investor Class
Risk/Return:
Trading Symbol	MNILX
Litman Gregory Masters Smaller Companies Fund | Institutional Class
Risk/Return:
Trading Symbol	MSSFX
Litman Gregory Masters Alternative Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	MASFX
Litman Gregory Masters Alternative Strategies Fund | Investor Class
Risk/Return:
Trading Symbol	MASNX